Consolidated Balance Sheets (Parenthetical) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Memorandum Items [Abstract]
Acquired in lease, investment property	€ 98	€ 96	€ 115
Contingent Liabilities And Contingent Commitments [Member]
Memorandum Items [Abstract]
Off-balance sheet amounts	304,195
Loan commitments
Memorandum Items [Abstract]
Off-balance sheet amounts	218,083	207,671	202,097
Financial Guarantees
Memorandum Items [Abstract]
Off-balance sheet amounts	11,723	14,499	17,244
Other Commitments [Member]
Memorandum Items [Abstract]
Off-balance sheet amounts	74,389	64,917	57,055
Financial liabilities at amortized cost
Memorandum Items [Abstract]
Subordinated liabilities	23,820	21,510	19,902
Financial assets held for trading, category
Memorandum Items [Abstract]
Lent or delivered as guarantee with disposal or pledge rights	23,495	50,891	38,145
Financial assets designated at fair value through profit or loss, category
Memorandum Items [Abstract]
Lent or delivered as guarantee with disposal or pledge rights	6,477	5,766	2,025
Financial assets at fair value through other comprehensive income, category
Memorandum Items [Abstract]
Lent or delivered as guarantee with disposal or pledge rights	35,558
Financial assets available for sale, category
Memorandum Items [Abstract]
Lent or delivered as guarantee with disposal or pledge rights		43,079	23,980
Financial assets at amortised cost, category
Memorandum Items [Abstract]
Lent or delivered as guarantee with disposal or pledge rights	€ 18,271
Loans and receivables, category
Memorandum Items [Abstract]
Lent or delivered as guarantee with disposal or pledge rights		8,147	7,994
Held-to-maturity investments, category
Memorandum Items [Abstract]
Lent or delivered as guarantee with disposal or pledge rights		€ 6,996	€ 2,489